Principal Accounting Policies - Summary of Balance Sheet Amounts and Balances of the Consolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 4,284,291	$ 672,299	¥ 10,060,391	¥ 3,983,721
Restricted cash—current	65,822	10,329	86,277	¥ 95,922
Short-term investments	21,634,642	3,394,947	8,731,195
Accounts receivable, net of allowance for doubtful accounts	29,139	4,573	34,729
Amounts due from related parties	7,075	1,110	0
Loans receivable, net	1,777,667	278,955	1,313,957
Prepayments and other current assets	1,099,607	172,550	456,802
Restricted cash—non-current	13,500	2,118	13,500
Property and equipment, net	102,158	16,031	38,984
Investments in equity investees	1,678,351	263,370	875,205
Goodwill	3,124,828	490,354	2,865,071
Intangible assets, net	557,016	87,408	491,279
Deferred tax assets	20,492		18,966
Other non-current assets	3,847	604	147,000
TOTAL ASSETS	34,398,435	5,397,864	25,133,356
LIABILITIES
Short-term loans	9,000	1,412	500,000
Accounts payable	29,381	4,611	23,839
Payable to investors of the consolidated trusts	0	0	31,400
Prepaid freight listing fees and other service fees	383,236	60,138	319,924
Income tax payable	31,538	4,949	25,924
Other tax payable	894,592	140,381	446,839
Accrued expenses and other current liabilities	1,206,179	189,276	941,642
Deferred tax liabilities	135,764	21,304	118,783
TOTAL LIABILITIES	2,869,549	$ 450,295	2,081,130
Variable Interest Entity, Primary Beneficiary [Member]
ASSETS
Cash and cash equivalents	2,948,946		2,226,218
Restricted cash—current	63,294		84,076
Short-term investments	550,000		238,000
Accounts receivable, net of allowance for doubtful accounts	28,734		33,751
Amounts due from related parties	7,075		0
Loans receivable, net	1,774,038		1,312,283
Prepayments and other current assets	849,323		421,371
Restricted cash—non-current	13,500		13,500
Property and equipment, net	100,931		36,922
Investments in equity investees	670,110		297,628
Goodwill	283,256		0
Intangible assets, net	119,298		15,275
Deferred tax assets	20,492		18,966
Other non-current assets	3,836		147,000
TOTAL ASSETS	7,432,833		4,844,990
LIABILITIES
Short-term loans	9,000
Accounts payable	29,077		23,839
Payable to investors of the consolidated trusts	0		31,400
Prepaid freight listing fees and other service fees	383,153		319,156
Income tax payable	21,573		23,554
Other tax payable	566,479		446,610
Accrued expenses and other current liabilities	1,045,484		620,828
Deferred tax liabilities	26,415
TOTAL LIABILITIES	¥ 2,081,181		¥ 1,465,387